Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,359,000.00
Previously Paid Amount	0.00
Total Fee Amount	740.08
Total Offset Amount	0.00
Net Fee	740.08
Narrative - Max Aggregate Offering Price	$ 5,359,000.00
Final Prospectus	true